UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2014


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2014


[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA CORNERSTONE MODERATE FUND]

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         SEMIANNUAL REPORT
         USAA CORNERSTONE MODERATE FUND
         NOVEMBER 30, 2014

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PRESIDENT'S MESSAGE

"...[A] KEY DETERMINANT OF INVESTMENT
SUCCESS IS THE ABILITY TO DEAL WITH OUR             [PHOTO OF BROOKS ENGLEHARDT]
EMOTIONAL REACTIONS."

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JANUARY 2015

The reporting period was perilous for those who believe they can gauge - and trade - the direction of the financial markets. When the period began in June of last year, many observers believed that longer-term interest rates could not get any lower. In fact, they continued to trend down as the Federal Reserve (the
Fed) gradually tapered (or reduced), and eventually, ended its quantitative easing (QE) bond-buying program. The yield on a 10-year U.S. Treasury, which began the period at 2.48%, ended it at 2.17%. As yields fell, bond prices rose (bond prices and yields move in opposite directions), with longer-term and intermediate-term U.S. Treasuries generating the highest bond-market returns for the reporting period overall. U.S. large-cap stocks performed even better than U.S. Treasuries. After dipping sharply in the first two weeks of October, large-cap stocks rallied and finished the period with a solid gain.

The performance of other asset classes was quite different. During the reporting period, investors generally sold off European stocks, which ended the period in negative territory. Japanese equities notched a gain, but they underperformed versus the broad U.S. stock market. U.S. small-cap stocks declined for most of the period, rebounding during the final weeks to eke out a small positive return. Within fixed-income securities, high-yield spreads (or yield differentials versus risk-free U.S. Treasuries of comparable maturity) widened, suggesting investors were growing concerned about corporate fundamentals amid weaker global economic growth.

Indeed, while the U.S. economy continued to strengthen during the reporting period, other economies did not fare well. Europe's economic growth slowed, Japan struggled to jumpstart its declining economy, and the former engine of global growth - China - weakened. The monetary policies of global central banks reflected the divergence between those economies and our own. As the Fed was ending its QE program, other central banks were easing monetary policy further, pushing down interest rates around the world. At the same time, inflation pressures eased as oil prices fell by nearly a third during the reporting period and natural gas,

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copper, and agricultural commodity prices also declined. Gold prices, however, held up relatively well in comparison, falling only modestly.

Few could have foreseen this investment landscape when the reporting period started. Despite what some experts say, no one can be sure exactly what will happen in the financial markets. I suspect those who tried to time the markets were surprised by the performance of certain asset classes. Under the circumstances, if you decided to adhere to your long-term investment plan, you have every reason to congratulate yourself. This is all the more true when you consider the dramatic headlines that dominated the period, including Russia's involvement in the Ukraine, the Ebola crisis, and the uncertainty in the Middle East. In my opinion, a key determinant of investment success is the ability to deal with our emotional reactions. We believe investors should strive to ignore media noise and focus instead on relevant information, such as the direction of interest rates and the condition of the U.S. economy, which can provide them with the perspective they need to manage their investments. In this respect, a long-term plan can be extremely useful.

That said, as we look ahead to 2015, it may be a good time to review your investment plan and make sure it still suits your goals, risk tolerance, and time horizon. You also may want to rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. If you would like some help, please call one of our financial advisors. They would be happy to assist you.

At USAA Investments, we remain committed to providing you with our best advice, top-notch service and a wide variety of investment choices. Rest assured we will continue monitoring global economic trends, central bank monetary policy, and other factors that potentially could affect your investments. From all of us here, I would like to thank you for the opportunity to serve your investment needs.

Sincerely,

/S/ BROOKS ENGLEHART

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market illiquidity, political instability, and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers.
o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

    Portfolio of Investments                                                 11

    Notes to Portfolio of Investments                                        29

    Financial Statements                                                     33

    Notes to Financial Statements                                            36

EXPENSE EXAMPLE                                                              52

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

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FUND OBJECTIVE

THE USAA CORNERSTONE MODERATE FUND (THE FUND) SEEKS HIGH TOTAL RETURN.

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TYPES OF INVESTMENTS

The Fund invests in equity securities, bonds, money market instruments and other instruments. The Fund will have a target asset class allocation of approximately 50% equity securities and 50% fixed-income securities. The actual asset class allocation can deviate from time to time from these targets as market conditions warrant. The implementation of the asset allocation may involve the extensive use of equity and fixed-income exchange-traded funds (ETFs). The Fund may invest in investment-grade and below-investment-grade securities.

The Fund also may use alternative investment strategies from time to time, in an attempt to reduce the Fund's volatility over time and enhance the Fund's return and diversification.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company
          JOHN P. TOOHEY, CFA                                ARNOLD J. ESPE, CFA
          WASIF A. LATIF                                     DAN DENBOW, CFA

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o  HOW DID THE GLOBAL FINANCIAL MARKETS PERFORM DURING THE REPORTING PERIOD?

   The U.S. stock market performed very well during the period, with large-cap companies leading the way. The United States is one of the fastest-growing developed world economies, and large-cap companies generally feature strong balance sheets, above-average dividend yields and stable business lines. Large-cap stocks were, therefore, seen as being a relatively good option at a time of slower growth overseas, helping the S&P 500(R) Index to finish the period close to its all-time high. Small-cap stocks, while positive, lagged large-cap stocks somewhat due to their weak showing during September and the first half of October. In contrast to the U.S. market, international equities as a group closed the period with a negative return. While a large portion of the decline resulted from the falling value of overseas currencies relative to the U.S. dollar, the asset class was also hurt by signs of weak growth in both Europe and Japan. Emerging market equities also lost ground, reflecting concerns about the outlook for the world economy and the potential impact of falling commodity prices.

   The U.S. investment-grade bond market was helped by modest economic growth, low inflation, and the growing expectation that the Federal Reserve will not be compelled to raise interest rates until late in 2015. Yields on U.S. Treasury bonds fell, as prices rose, and these gains carried through to the rest of the market. While investment-grade bonds performed well,

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2  | USAA CORNERSTONE MODERATE FUND
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   high-yield bonds as a group experienced negative returns during the six-month period. The asset class was hurt by the unfavorable combination of investors exiting the asset class generally and an elevated supply of high-yield bond issues in the early autumn. Later in the period, the sharp downturn in the price of oil weighed on the performance of bonds issued by energy companies, which are heavily represented in the high-yield market.

o HOW DID THE USAA CORNERSTONE MODERATE FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

   For the six-month reporting period ended November 30, 2014, the Fund had a total return of 1.38%. This compares to returns of 7.89% for the Russell 3000(R) Index, 1.91% for the Barclays U.S. Aggregate Bond Index, and 3.67% for the Lipper Balanced Funds Index.

   USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o  PLEASE DISCUSS THE FACTORS THAT HELPED AND HURT PERFORMANCE.

   The strong showing of our investment-grade bond portfolio was the largest positive factor in the Fund's six-month results. We added the most value through individual security selection in the corporate bond and commercial mortgage-backed sectors, where our bottom-up, research-driven approach worked very well. We maintained our long-standing approach of keeping the portfolio's duration (or interest-rate sensitivity) below that of the Barclays U.S. Aggregate Bond Index, while looking for compelling risk-return opportunities in the higher-yielding segments of the investment-grade market. This approach has worked well not just in the past six months, but over the long term as well.

   The Fund's domestic equity allocation also delivered a positive return and made an important contribution to performance. Strong stock selection,

   Refer to page 8 for benchmark definitions.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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   particularly in the information technology, consumer discretionary, and health care sectors, was the key driver of performance in the Fund's domestic equity segment. Our performance also was helped by our tilt toward large-cap stocks and away from small-cap stocks. We have held this positioning for several quarters on the belief that small-cap stocks' elevated valuations signal the potential for below-average returns over a three-to-five year interval. This positioning, while a headwind to Fund returns earlier in the year, began to pay off during the past six months. In our view, this helps illustrate the potential benefit of taking a long-term view and using valuation as one of the key pillars of our allocation decisions.

   The Fund's international allocation, which holds stocks that are invested in both the developed and emerging markets overseas, was a key detractor from our six-month results given the negative returns of these market segments. Nevertheless, we believe the international markets represent a compelling opportunity at a time in which U.S. equities are trading above longer-term averages based on many valuation metrics.

   Our allocation to gold and gold-related equities also detracted from performance. U.S. dollar strength tends to weigh on the sector by making gold more expensive for non-U.S. buyers, which in turn dampens demand. While this led to a negative return for the Fund's precious metals allocation during the past six months, it's important to keep in mind that we don't own gold with the goal of boosting short-term performance. Instead, this segment of the portfolio is intended to provide diversification, longer-term inflation protection, and a hedge against central bank policy errors.

   The Fund also holds an allocation to high-yield bonds. This position was a strong, positive contributor to performance through the first half of 2014, and it has made a favorable contribution over the trailing one-, three-, and five-year periods as well. In contrast, the more recent weakness in high-yield bonds caused this allocation to detract from performance during the past six months. From a longer-term standpoint, however, we believe the asset class remains supported by the environment of moderate economic growth, low defaults, and the steady credit outlook for high-yield companies.

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4  | USAA CORNERSTONE MODERATE FUND
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   The Fund's hedging strategy - which is designed to help cushion the impact of large stock market sell-offs - had a neutral impact on overall performance, but it helped dampen the effect of elevated market volatility during September and the first half of October. We continue to view the hedging strategy as a way to protect against the potential for unexpected volatility in the global equity markets.

   We continue to use our diversified, global approach to identify asset classes that offer the combination of strong fundamentals and attractive valuations, while tilting away from those that no longer offer a compelling risk-return profile. We expect this long-term, value-driven methodology will be critical to generating outperformance if the investment backdrop becomes more challenging in the year ahead.

   Thank you for your investment in the Fund.

   As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market illiquidity, political instability, and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies. o Non-investment grade securities are considered speculative and are subject to significant credit risk. They are sometimes referred to as "junk" bonds since they represent a greater risk of default than more creditworthy investment-grade securities.
   o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA CORNERSTONE MODERATE FUND (THE FUND) (Ticker Symbol: USBSX)

--------------------------------------------------------------------------------
                                                11/30/14              5/31/14
--------------------------------------------------------------------------------
Net Assets                                    $1.1 Billion          $1.1 Billion
Net Asset Value Per Share                       $15.47                $15.46

--------------------------------------------------------------------------------
                     AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/14
--------------------------------------------------------------------------------
    5/31/14 - 11/30/14*          1 YEAR             5 YEARS             10 YEARS
         1.38%                   6.56%              8.31%               4.82%

--------------------------------------------------------------------------------
                     AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
    1 YEAR                            5 YEARS                           10 YEARS
    4.52%                             7.63%                             4.42%

--------------------------------------------------------------------------------
                                EXPENSE RATIOS AS OF 5/31/14**
--------------------------------------------------------------------------------
    BEFORE REIMBURSEMENT             1.33%        AFTER REIMBURSEMENT     1.11%

               (includes acquired fund fees and expenses of 0.11%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This return is cumulative.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Funds' prospectus dated October 1, 2014, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through October 1, 2015, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.00% of the Fund's average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after October 1, 2015. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

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6  | USAA CORNERSTONE MODERATE FUND

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                              o CUMULATIVE PERFORMANCE COMPARISON o

                           [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                RUSSELL 3000        LIPPER BALANCED   USAA CORNERSTONE    BARCLAYS U.S. AGGREGATE
                   INDEX              FUNDS INDEX      MODERATE FUND           BOND INDEX
11/30/04           $10,000.00         $10,000.00         $10,000.00             $10,000.00
12/31/04            10,356.32          10,249.62          10,279.05              10,092.01
01/31/05            10,080.48          10,117.59          10,139.34              10,155.38
02/28/05            10,302.38          10,260.73          10,245.79              10,095.43
03/31/05            10,128.13          10,119.45          10,121.15              10,043.58
04/30/05             9,908.08           9,997.85          10,020.94              10,179.51
05/31/05            10,283.51          10,227.11          10,294.85              10,289.64
06/30/05            10,355.35          10,300.60          10,346.09              10,345.75
07/31/05            10,780.17          10,529.50          10,587.63              10,251.57
08/31/05            10,677.41          10,559.96          10,627.89              10,382.99
09/30/05            10,770.82          10,601.82          10,634.22              10,276.03
10/31/05            10,569.10          10,435.36          10,418.57              10,194.71
11/30/05            10,980.24          10,688.70          10,667.91              10,239.80
12/31/05            10,990.09          10,782.33          10,726.58              10,337.15
01/31/06            11,357.28          11,039.71          10,911.15              10,337.73
02/28/06            11,377.47          11,025.90          10,882.76              10,372.05
03/31/06            11,574.14          11,133.26          10,918.79              10,270.27
04/30/06            11,699.71          11,254.65          10,983.06              10,251.65
05/31/06            11,325.13          11,031.50          10,690.28              10,240.71
06/30/06            11,345.17          11,024.90          10,709.48              10,262.42
07/31/06            11,334.54          11,076.36          10,680.72              10,401.19
08/31/06            11,611.82          11,289.38          10,824.48              10,560.42
09/30/06            11,871.75          11,452.13          11,049.41              10,653.18
10/31/06            12,299.10          11,718.92          11,266.20              10,723.65
11/30/06            12,566.71          11,944.66          11,439.64              10,848.06
12/31/06            12,717.21          12,033.00          11,517.04              10,785.10
01/31/07            12,959.27          12,162.77          11,695.05              10,780.68
02/28/07            12,746.68          12,116.35          11,640.87              10,946.91
03/31/07            12,879.35          12,220.31          11,711.48              10,947.25
04/30/07            13,393.84          12,571.78          12,007.18              11,006.28
05/31/07            13,881.94          12,841.91          12,217.29              10,922.87
06/30/07            13,621.96          12,721.92          12,095.89              10,890.56
07/31/07            13,157.41          12,505.06          11,822.05              10,981.40
08/31/07            13,346.28          12,606.14          11,931.59              11,115.99
09/30/07            13,832.84          12,962.29          12,217.34              11,200.32
10/31/07            14,086.60          13,190.23          12,429.74              11,300.93
11/30/07            13,452.43          12,881.00          12,044.26              11,504.16
12/31/07            13,371.03          12,818.43          11,943.69              11,536.47
01/31/08            12,560.59          12,394.67          11,576.96              11,730.26
02/29/08            12,170.46          12,233.40          11,360.26              11,746.54
03/31/08            12,098.36          12,139.91          11,221.85              11,786.62
04/30/08            12,703.38          12,542.39          11,523.78              11,761.99
05/31/08            12,963.63          12,680.93          11,750.23              11,675.74
06/30/08            11,893.86          12,010.51          11,090.88              11,666.31
07/31/08            11,799.00          11,858.41          10,896.45              11,656.79
08/31/08            11,982.25          11,903.50          10,930.27              11,767.42
09/30/08            10,855.63          11,004.17           9,992.13              11,609.36
10/31/08             8,930.28           9,593.84           8,484.37              11,335.33
11/30/08             8,225.33           9,156.78           7,922.15              11,704.30
12/31/08             8,382.68           9,463.18           8,066.85              12,140.97
01/31/09             7,679.20           9,025.13           7,601.45              12,033.85
02/28/09             6,874.77           8,441.36           6,972.31              11,988.43
03/31/09             7,476.95           8,910.85           7,331.03              12,155.08
04/30/09             8,263.78           9,524.65           7,968.14              12,213.20
05/31/09             8,704.71           10,002.4          88,788.51              12,301.78
06/30/09             8,734.37           10,026.3          79,012.04              12,371.75
07/31/09             9,414.22           10,628.8          09,515.66              12,571.31
08/31/09             9,750.60           10,913.2          49,877.91              12,701.47
09/30/09            10,159.12          11,262.19          10,407.93              12,834.90
10/31/09             9,897.83           11,130.5         110,434.71              12,898.27
11/30/09            10,460.26          11,544.86          10,747.13              13,065.26
12/31/09            10,758.35          11,673.07          10,973.49              12,861.03
01/31/10            10,370.53          11,473.44          10,910.37              13,057.49
02/28/10            10,722.11          11,677.51          11,108.74              13,106.25
03/31/10            11,397.89          12,121.63          11,530.73              13,090.14
04/30/10            11,643.87          12,270.40          11,730.63              13,226.40
05/31/10            10,724.03          11,642.98          11,140.01              13,337.70
06/30/10            10,107.53          11,363.01          10,857.76              13,546.86
07/31/10            10,809.22          11,914.27          11,353.39              13,691.39
08/31/10            10,300.40          11,658.02          11,142.29              13,867.56
09/30/10            11,272.93          12,318.85          11,778.27              13,882.34
10/31/10            11,713.44          12,631.56          12,083.12              13,931.77
11/30/10            11,781.06          12,564.15          12,027.70              13,851.70
12/31/10            12,579.69          13,062.20          12,456.01              13,702.32
01/31/11            12,854.45          13,245.43          12,660.97              13,718.27
02/28/11            13,322.46          13,541.36          12,996.36              13,752.59
03/31/11            13,382.55          13,571.09          13,100.37              13,760.19
04/30/11            13,780.88          13,932.48          13,465.83              13,934.86
05/31/11            13,623.64          13,840.50          13,390.86              14,116.71
06/30/11            13,378.97          13,671.69          13,220.32              14,075.38
07/31/11            13,072.59          13,567.12          13,031.45              14,298.73
08/31/11            12,288.30          13,055.90          12,351.55              14,507.63
09/30/11            11,334.78          12,356.13          11,664.96              14,613.17
10/31/11            12,639.33          13,215.93          12,349.46              14,628.87
11/30/11            12,605.17          13,118.27          12,273.40              14,616.17
12/31/11            12,708.78          13,158.83          12,299.91              14,776.82
01/31/12            13,350.10          13,652.19          12,684.28              14,906.57
02/29/12            13,914.85          14,043.45          13,030.21              14,903.15
03/31/12            14,344.08          14,195.25          13,149.42              14,821.49
04/30/12            14,250.00          14,182.04          13,120.44              14,985.80
05/31/12            13,369.08          13,569.37          12,627.69              15,121.40
06/30/12            13,892.69          13,914.18          12,896.88              15,127.33
07/31/12            14,030.29          14,081.68          13,033.35              15,335.98
08/31/12            14,380.46          14,303.05          13,238.07              15,346.00
09/30/12            14,758.09          14,552.45          13,469.16              15,367.13
10/31/12            14,503.54          14,479.40          13,518.21              15,397.35
11/30/12            14,615.85          14,581.68          13,586.88              15,421.65
12/31/12            14,794.97          14,730.35          13,758.41              15,399.69
01/31/13            15,606.78          15,149.80          14,085.05              15,291.98
02/28/13            15,813.61          15,226.58          14,094.95              15,368.63
03/31/13            16,433.29          15,525.31          14,277.12              15,380.90
04/30/13            16,702.28          15,743.36          14,505.95              15,536.54
05/31/13            17,096.30          15,798.73          14,426.36              15,259.33
06/30/13            16,874.55          15,542.56          14,066.09              15,023.29
07/31/13            17,799.42          16,061.32          14,426.25              15,043.83
08/31/13            17,302.53          15,780.57          14,246.17              14,966.94
09/30/13            17,945.77          16,254.94          14,547.90              15,108.63
10/31/13            18,708.07          16,692.47          14,941.36              15,230.78
11/30/13            19,250.99          16,929.00          15,032.16              15,173.75
12/31/13            19,758.89          17,145.02          15,164.79              15,088.00
01/31/14            19,134.63          16,886.59          14,981.83              15,310.93
02/28/14            20,042.30          17,419.33          15,398.56              15,392.34
03/31/14            20,148.68          17,456.78          15,462.99              15,366.12
04/30/14            20,173.13          17,525.07          15,595.85              15,495.79
05/31/14            20,613.33          17,815.41          15,800.25              15,672.21
06/30/14            21,130.36          18,067.61          16,031.29              15,680.31
07/31/14            20,713.51          17,851.91          15,887.05              15,640.99
08/31/14            21,582.54          18,286.12          16,103.41              15,813.65
09/30/14            21,132.66          17,964.49          15,780.41              15,706.28
10/31/14            21,714.08          18,214.34          15,873.60              15,860.66
11/30/14            22,240.30          18,468.84          16,018.57              15,971.46

                                        [END CHART]

                              Data from 11/30/04 to 11/30/14.

                         See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

The graph on page 7 illustrates the comparison of a $10,000 hypothetical investment in the USAA Cornerstone Moderate Fund to the following benchmarks:

o The unmanaged Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

o The unmanaged Lipper Balanced Funds Index tracks the total return performance of the 30 largest funds within the Lipper Balanced Funds category.

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

================================================================================

8  | USAA CORNERSTONE MODERATE FUND

================================================================================

                      o TOP 10 HOLDINGS* - 11/30/14 o
                             (% of Net Assets)

iShares MSCI EAFE ETF** ..........................................    6.7%
U.S. Treasury Bond, 3.13%, 8/15/2044 .............................    4.6%
iShares Core MSCI EAFE ETF** .....................................    4.3%
iShares Core MSCI Emerging Markets ETF** .........................    4.2%
iShares Core S&P 500 ETF** .......................................    3.8%
iShares MSCI Germany ETF** .......................................    3.6%
U.S. Treasury Note, 1.75%, 5/15/2022 .............................    2.8%
iShares Core S&P Mid-Cap ETF** ...................................    2.7%
Vanguard Mid-Cap ETF** ...........................................    1.2%
iShares 7-10 Year Treasury Bond ETF** ............................    0.8%

 * Excludes money market instruments.

** The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

You will find a complete list of securities that the Fund owns on pages 11-28.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                        o ASSET ALLOCATION** - 11/30/14 o

                        [PIE CHART OF ASSET ALLOCATION]

U.S. EQUITY SECURITIES*                                             30.3%
INTERNATIONAL EQUITY SECURITIES*                                    22.4%
CORPORATE OBLIGATIONS                                               17.6%
U.S. TREASURY SECURITIES                                             9.1%
COMMERCIAL MORTGAGE SECURITIES                                       8.7%
EURODOLLAR AND YANKEE OBLIGATIONS                                    6.5%
MONEY MARKET INSTRUMENTS                                             2.9%
PRECIOUS METALS AND COMMODITY-RELATED SECURITIES*                    1.6%
COLLATERALIZED MORTGAGE OBLIGATIONS                                  0.3%
ASSET-BACKED SECURITIES                                              0.2%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

 * The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

** Excludes options.

================================================================================

10  | USAA CORNERSTONE MODERATE FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2014 (unaudited)

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              U.S. EQUITY SECURITIES (30.3%)

              COMMON STOCKS (19.2%)

              CONSUMER DISCRETIONARY (2.5%)
              -----------------------------
              ADVERTISING (0.2%)
     24,400   Omnicom Group, Inc.                                                         $   1,885
                                                                                          ---------
              AUTO PARTS & EQUIPMENT (0.6%)
     59,000   Johnson Controls, Inc.                                                          2,950
     30,000   Magna International, Inc.                                                       3,230
                                                                                          ---------
                                                                                              6,180
                                                                                          ---------
              AUTOMOBILE MANUFACTURERS (0.2%)
    125,000   Ford Motor Co.                                                                  1,966
                                                                                          ---------
              CABLE & SATELLITE (0.3%)
     57,120   Comcast Corp. "A"                                                               3,258
                                                                                          ---------
              CASINOS & GAMING (0.1%)
     62,300   MGM Resorts International*                                                      1,421
                                                                                          ---------
              DEPARTMENT STORES (0.1%)
     20,100   Kohl's Corp.                                                                    1,198
                                                                                          ---------
              GENERAL MERCHANDISE STORES (0.1%)
     19,300   Dollar General Corp.*                                                           1,288
                                                                                          ---------
              HOME IMPROVEMENT RETAIL (0.2%)
     18,800   Home Depot, Inc.                                                                1,869
                                                                                          ---------
              HOTELS, RESORTS & CRUISE LINES (0.3%)
     57,300   Carnival Corp.                                                                  2,531
     15,000   Royal Caribbean Cruises Ltd.                                                    1,106
                                                                                          ---------
                                                                                              3,637
                                                                                          ---------
              SPECIALIZED CONSUMER SERVICES (0.2%)
     69,200   H&R Block, Inc.                                                                 2,328
                                                                                          ---------
              SPECIALTY STORES (0.2%)
     19,664   Signet Jewelers Ltd.                                                            2,575
                                                                                          ---------
              Total Consumer Discretionary                                                   27,605
                                                                                          ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              CONSUMER STAPLES (1.1%)
              -----------------------
              DRUG RETAIL (0.9%)
     60,030   CVS Health Corp.                                                            $   5,484
     68,300   Walgreen Co.                                                                    4,686
                                                                                          ---------
                                                                                             10,170
                                                                                          ---------
              FOOD DISTRIBUTORS (0.1%)
     25,000   Sysco Corp.                                                                     1,007
                                                                                          ---------
              HOUSEHOLD PRODUCTS (0.1%)
     15,100   Procter & Gamble Co.                                                            1,365
                                                                                          ---------
              Total Consumer Staples                                                         12,542
                                                                                          ---------
              ENERGY (1.9%)
              -------------
              INTEGRATED OIL & GAS (0.6%)
      9,330   Chevron Corp.                                                                   1,016
     70,170   Occidental Petroleum Corp.                                                      5,597
                                                                                          ---------
                                                                                              6,613
                                                                                          ---------
              OIL & GAS DRILLING (0.1%)
     40,700   Transocean Ltd.                                                                   855
                                                                                          ---------
              OIL & GAS EQUIPMENT & SERVICES (0.8%)
    115,440   Halliburton Co.                                                                 4,872
     50,000   Schlumberger Ltd.                                                               4,297
                                                                                          ---------
                                                                                              9,169
                                                                                          ---------
              OIL & GAS EXPLORATION & PRODUCTION (0.4%)
     21,300   Anadarko Petroleum Corp.                                                        1,686
     86,500   Marathon Oil Corp.                                                              2,502
                                                                                          ---------
                                                                                              4,188
                                                                                          ---------
              Total Energy                                                                   20,825
                                                                                          ---------
              FINANCIALS (3.3%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
      9,000   Ameriprise Financial, Inc.                                                      1,186
                                                                                          ---------
              CONSUMER FINANCE (0.4%)
     60,000   Capital One Financial Corp.                                                     4,992
                                                                                          ---------
              DIVERSIFIED BANKS (1.4%)
    165,000   Bank of America Corp.                                                           2,812
     70,833   Citigroup, Inc.                                                                 3,823
     99,400   JPMorgan Chase & Co.                                                            5,980
     57,940   Wells Fargo & Co.                                                               3,156
                                                                                          ---------
                                                                                             15,771
                                                                                          ---------

================================================================================

12  | USAA CORNERSTONE MODERATE FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              INVESTMENT BANKING & BROKERAGE (0.1%)
     33,800   Morgan Stanley                                                              $   1,189
                                                                                          ---------
              LIFE & HEALTH INSURANCE (0.3%)
     54,500   MetLife, Inc.                                                                   3,031
                                                                                          ---------
              MULTI-LINE INSURANCE (0.1%)
     19,300   American International Group, Inc.                                              1,058
                                                                                          ---------
              REGIONAL BANKS (0.6%)
     30,830   CIT Group, Inc.                                                                 1,505
    267,000   KeyCorp                                                                         3,604
     18,200   PNC Financial Services Group, Inc.                                              1,592
                                                                                          ---------
                                                                                              6,701
                                                                                          ---------
              SPECIALIZED FINANCE (0.3%)
     15,450   Intercontinental Exchange, Inc.                                                 3,491
                                                                                          ---------
              Total Financials                                                               37,419
                                                                                          ---------
              HEALTH CARE (2.8%)
              ------------------
              BIOTECHNOLOGY (0.9%)
     11,500   Amgen, Inc.                                                                     1,901
     78,800   Gilead Sciences, Inc.*                                                          7,905
                                                                                          ---------
                                                                                              9,806
                                                                                          ---------
              HEALTH CARE DISTRIBUTORS (0.2%)
     31,800   Cardinal Health, Inc.                                                           2,614
                                                                                          ---------
              HEALTH CARE EQUIPMENT (0.3%)
     47,300   Medtronic, Inc.                                                                 3,494
                                                                                          ---------
              PHARMACEUTICALS (1.4%)
    121,750   AbbVie, Inc.                                                                    8,425
     23,440   Johnson & Johnson                                                               2,538
     20,900   Merck & Co., Inc.                                                               1,262
    103,134   Pfizer, Inc.                                                                    3,213
                                                                                          ---------
                                                                                             15,438
                                                                                          ---------
              Total Health Care                                                              31,352
                                                                                          ---------
              INDUSTRIALS (2.8%)
              ------------------
              AEROSPACE & DEFENSE (0.4%)
     11,800   Raytheon Co.                                                                    1,259
     42,100   Spirit AeroSystems Holdings, Inc. "A"*                                          1,815
     11,730   United Technologies Corp.                                                       1,291
                                                                                          ---------
                                                                                              4,365
                                                                                          ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              AIR FREIGHT & LOGISTICS (0.1%)
     12,330   United Parcel Service, Inc. "B"                                             $   1,355
                                                                                          ---------
              AIRLINES (0.3%)
     56,900   United Continental Holdings, Inc.*                                              3,484
                                                                                          ---------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
     91,400   Eaton Corp. plc                                                                 6,200
                                                                                          ---------
              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
     58,800   Republic Services, Inc.                                                         2,329
                                                                                          ---------
              INDUSTRIAL CONGLOMERATES (0.8%)
     13,500   Carlisle Companies, Inc.                                                        1,207
    304,890   General Electric Co.                                                            8,077
                                                                                          ---------
                                                                                              9,284
                                                                                          ---------
              INDUSTRIAL MACHINERY (0.2%)
     16,100   Parker Hannifin Corp.                                                           2,077
                                                                                          ---------
              RAILROADS (0.2%)
      9,000   Kansas City Southern                                                            1,070
     10,000   Union Pacific Corp.                                                             1,168
                                                                                          ---------
                                                                                              2,238
                                                                                          ---------
              Total Industrials                                                              31,332
                                                                                          ---------
              INFORMATION TECHNOLOGY (4.1%)
              -----------------------------
              APPLICATION SOFTWARE (0.1%)
     18,000   Adobe Systems, Inc.*                                                            1,326
                                                                                          ---------
              COMMUNICATIONS EQUIPMENT (0.6%)
    184,456   Cisco Systems, Inc.                                                             5,099
     87,600   Juniper Networks, Inc.                                                          1,941
                                                                                          ---------
                                                                                              7,040
                                                                                          ---------
              DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
      8,700   Visa, Inc. "A"                                                                  2,246
                                                                                          ---------
              INTERNET SOFTWARE & SERVICES (0.5%)
     22,500   Facebook, Inc. "A"*                                                             1,748
      5,860   Google, Inc. "A"*                                                               3,218
                                                                                          ---------
                                                                                              4,966
                                                                                          ---------
              SEMICONDUCTOR EQUIPMENT (0.3%)
    159,800   Applied Materials, Inc.                                                         3,843
                                                                                          ---------
              SEMICONDUCTORS (0.6%)
     41,200   Broadcom Corp. "A"                                                              1,777
     95,790   Intel Corp.                                                                     3,568

================================================================================

14  | USAA CORNERSTONE MODERATE FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
     27,900   Texas Instruments, Inc.                                                     $   1,518
                                                                                          ---------
                                                                                              6,863
                                                                                          ---------
              SYSTEMS SOFTWARE (0.7%)
    154,780   Microsoft Corp.                                                                 7,400
                                                                                          ---------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (1.1%)
     41,730   Apple, Inc.                                                                     4,963
    126,800   Hewlett-Packard Co.                                                             4,953
     29,100   Seagate Technology plc                                                          1,924
                                                                                          ---------
                                                                                             11,840
                                                                                          ---------
              Total Information Technology                                                   45,524
                                                                                          ---------
              MATERIALS (0.4%)
              ----------------
              DIVERSIFIED CHEMICALS (0.2%)
     71,000   Huntsman Corp.                                                                  1,812
                                                                                          ---------
              DIVERSIFIED METALS & MINING (0.0%)
     20,000   Freeport-McMoRan Copper & Gold, Inc.                                              537
                                                                                          ---------
              GOLD (0.1%)
     27,700   Newmont Mining Corp.                                                              510
     11,900   Royal Gold, Inc.                                                                  758
                                                                                          ---------
                                                                                              1,268
                                                                                          ---------
              PAPER PRODUCTS (0.1%)
     18,000   International Paper Co.                                                           969
                                                                                          ---------
              Total Materials                                                                 4,586
                                                                                          ---------
              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
     65,889   Verizon Communications, Inc.                                                    3,333
                                                                                          ---------
              Total Common Stocks (cost: $165,325)                                          214,518
                                                                                          ---------

              PREFERRED STOCKS (2.6%)

              CONSUMER STAPLES (1.0%)
              -----------------------
              AGRICULTURAL PRODUCTS (1.0%)
    161,682   CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                    4,626
     58,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)      6,199
                                                                                          ---------
                                                                                             10,825
                                                                                          ---------
              Total Consumer Staples                                                         10,825
                                                                                          ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              ENERGY (0.5%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.5%)
      2,050   Kinder Morgan G.P., Inc., 4.13%, cumulative redeemable(a)                   $   1,917
    156,338   NuStar Logistics, LP, 7.63%                                                     4,164
                                                                                          ---------
                                                                                              6,081
                                                                                          ---------
              Total Energy                                                                    6,081
                                                                                          ---------
              FINANCIALS (0.8%)
              -----------------
              LIFE & HEALTH INSURANCE (0.4%)
    167,198   Delphi Financial Group, Inc., 7.38%, cumulative redeemable                      4,196
                                                                                          ---------
              REINSURANCE (0.0%)
      1,500   American Overseas Group Ltd., 7.50%, non-cumulative,
              perpetual, acquired 1/23/2007 - 3/09/2007; cost $1,533*(b),(c)                    375
                                                                                          ---------
              REITs - MORTGAGE (0.1%)
     24,000   Arbor Realty Trust, Inc., 7.38%                                                   596
                                                                                          ---------
              REITs - OFFICE (0.3%)
    130,027   Equity Commonwealth, Series E, 7.25%, cumulative redeemable, perpetual          3,338
                                                                                          ---------
              Total Financials                                                                8,505
                                                                                          ---------
              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    126,000   Qwest Corp., 7.50%                                                              3,422
                                                                                          ---------
              Total Preferred Stocks (cost: $27,693)                                         28,833
                                                                                          ---------

              EXCHANGE-TRADED FUNDS (7.7%)
    202,300   iShares Core S&P 500 ETF                                                       42,196
    205,079   iShares Core S&P Mid-Cap ETF                                                   29,584
    109,700   Vanguard Mid-Cap ETF                                                           13,684
                                                                                          ---------
              Total Exchange-Traded Funds (cost: $73,753)                                    85,464
                                                                                          ---------

              FIXED-INCOME EXCHANGE-TRADED FUNDS (0.8%)

              FIXED-INCOME EXCHANGE-TRADED FUNDS (0.8%)
              -----------------------------------------
     89,500   iShares 7-10 Year Treasury Bond ETF (cost: $9,389)                              9,504
                                                                                          ---------
              Total U.S. Equity Securities (cost: $276,160)                                 338,319
                                                                                          ---------

================================================================================

16  | USAA CORNERSTONE MODERATE FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              INTERNATIONAL EQUITY SECURITIES (22.4%)

              COMMON STOCKS (1.7%)

              CONSUMER DISCRETIONARY (0.2%)
              -----------------------------
              AUTO PARTS & EQUIPMENT (0.2%)
     25,000   Delphi Automotive plc                                                       $   1,824
                                                                                          ---------
              ENERGY (0.1%)
              -------------
              INTEGRATED OIL & GAS (0.1%)
     12,600   Royal Dutch Shell plc ADR                                                         837
                                                                                          ---------
              FINANCIALS (0.1%)
              -----------------
              DIVERSIFIED BANKS (0.1%)
     29,400   HSBC Holdings plc ADR                                                           1,463
                                                                                          ---------
              HEALTH CARE (0.2%)
              ------------------
              PHARMACEUTICALS (0.2%)
     25,700   Novartis AG ADR                                                                 2,484
                                                                                          ---------
              INDUSTRIALS (0.2%)
              ------------------
              RAILROADS (0.2%)
     14,400   Canadian Pacific Railway Ltd.                                                   2,781
                                                                                          ---------
              INFORMATION TECHNOLOGY (0.5%)
              -----------------------------
              SEMICONDUCTORS (0.5%)
     70,428   NXP Semiconductors N.V.*                                                        5,480
                                                                                          ---------
              MATERIALS (0.2%)
              ----------------
              DIVERSIFIED METALS & MINING (0.2%)
     44,300   Rio Tinto plc ADR                                                               2,064
                                                                                          ---------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     69,209   Vodafone Group plc ADR                                                          2,530
                                                                                          ---------
              Total Common Stocks (cost: $14,892)                                            19,463
                                                                                          ---------

              EXCHANGE-TRADED FUNDS (20.7%)
     82,387   EGShares Emerging Markets Consumer ETF                                          2,234
    830,360   iShares Core MSCI EAFE ETF                                                     48,211
    931,100   iShares Core MSCI Emerging Markets ETF                                         46,350
  1,169,397   iShares MSCI EAFE ETF                                                          74,830
  1,398,539   iShares MSCI Germany ETF                                                       40,278
     32,280   iShares MSCI Philippines ETF                                                    1,247
     47,738   iShares MSCI Turkey ETF                                                         2,753
     34,497   SPDR S&P Emerging Markets SmallCap ETF                                          1,609

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
     55,946   WisdomTree Emerging Markets Equity Income Fund                              $   2,558
     59,797   WisdomTree Emerging Markets SmallCap Dividend Fund                              2,688
    103,151   WisdomTree India Earnings Fund                                                  2,398
    100,600   WisdomTree Japan Hedged Equity Index Fund                                       5,573
                                                                                          ---------
              Total Exchange-Traded Funds (cost: $221,408)                                  230,729
                                                                                          ---------
              Total International Equity Securities (cost: $236,300)                        250,192
                                                                                          ---------

              PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.6%)

              GOLD (0.9%)

              AFRICAN GOLD COMPANIES (0.1%)
     80,356   AngloGold Ashanti Ltd. ADR*                                                       688
     98,700   Gold Fields Ltd. ADR                                                              405
    130,000   Harmony Gold Mining Co. Ltd. ADR*                                                 222
                                                                                          ---------
                                                                                              1,315
                                                                                          ---------
              AUSTRALIAN GOLD COMPANIES (0.1%)
     66,200   Newcrest Mining Ltd.*(c)                                                          560
                                                                                          ---------
              EUROPEAN GOLD COMPANIES (0.1%)
     12,600   Randgold Resources Ltd. ADR                                                       815
                                                                                          ---------
              NORTH AMERICAN GOLD COMPANIES (0.5%)
     23,500   Agnico-Eagle Mines Ltd.                                                           552
     38,400   Alamos Gold, Inc.                                                                 264
    121,200   AuRico Gold, Inc.                                                                 417
    215,000   B2Gold Corp.*                                                                     350
     58,900   Barrick Gold Corp.                                                                700
     79,000   Centerra Gold, Inc.                                                               365
    110,000   Dundee Precious Metals, Inc.*                                                     285
    103,900   Eldorado Gold Corp.                                                               651
     33,800   Goldcorp, Inc.                                                                    664
    154,000   IAMGOLD Corp.*                                                                    325
    280,400   Kinross Gold Corp.*                                                               785
     50,000   New Gold, Inc.*                                                                   200
     50,000   Primero Mining Corp.*                                                             204
    213,130   Semafo, Inc.*                                                                     634
     45,800   Yamana Gold, Inc.                                                                 173
                                                                                          ---------
                                                                                              6,569
                                                                                          ---------
              SOUTH AMERICAN GOLD COMPANIES (0.1%)
     91,000   Compania de Minas Buenaventura S.A. ADR                                           842
                                                                                          ---------
              Total Gold (cost: $17,999)                                                     10,101
                                                                                          ---------

================================================================================

18  | USAA CORNERSTONE MODERATE FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              SILVER (0.2%)
     69,100   Pan American Silver Corp.                                                   $     647
     44,300   Silver Wheaton Corp.                                                              882
     23,000   Tahoe Resources, Inc.*                                                            367
                                                                                          ---------
              Total Silver (cost $2,425)                                                      1,896
                                                                                          ---------

              EXCHANGE-TRADED FUNDS (0.5%)
     69,416   iShares Silver Trust*                                                           1,029
     41,626   SPDR Gold Shares*                                                               4,667
                                                                                          ---------
              Total Exchange-Traded Funds (cost: $7,932)                                      5,696
                                                                                          ---------
              Total Precious Metals and Commodity-Related Securities (cost: $28,356)         17,693
                                                                                          ---------

---------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                          COUPON
(000)                                                            RATE      MATURITY
---------------------------------------------------------------------------------------------------
              BONDS (42.4%)

              CORPORATE OBLIGATIONS (17.6%)

              CONSUMER DISCRETIONARY (0.2%)
              -----------------------------
              SPECIALTY STORES (0.2%)
  $   1,000   Guitar Center, Inc.(a)                              6.50%      4/15/2019          872
        700   Toys R Us Property Co. II, LLC                      8.50      12/01/2017          700
                                                                                          ---------
                                                                                              1,572
                                                                                          ---------
              Total Consumer Discretionary                                                    1,572
                                                                                          ---------
              ENERGY (2.6%)
              -------------
              OIL & GAS DRILLING (0.1%)
        674   Schahin II Finance Co.(a)                           5.88       9/25/2023          595
                                                                                          ---------
              OIL & GAS EXPLORATION & PRODUCTION (0.4%)
        800   Alta Mesa Holdings, LP                              9.63      10/15/2018          780
        700   American Energy - Permian Basin, LLC(a)             7.38      11/01/2021          569
        700   California Resources Corp.(a)                       6.00      11/15/2024          628
        800   Fieldwood Energy, LLC(d)                            8.38       9/30/2020          730
        500   Rex Energy Corp.                                    8.88      12/01/2020          497
        800   Sabine Oil & Gas, LLC(d)                            8.75      12/31/2018          745
        900   Samson Investment Co.(d)                            5.00       9/25/2018          823
                                                                                          ---------
                                                                                              4,772
                                                                                          ---------
              OIL & GAS STORAGE & TRANSPORTATION (2.1%)
      5,000   DCP Midstream, LLC(a)                               5.85       5/21/2043        4,994
      3,059   Enbridge Energy Partners, LP                        8.05      10/01/2077        3,411

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                           COUPON                       VALUE
(000)         SECURITY                                            RATE       MATURITY         (000)
---------------------------------------------------------------------------------------------------
  $   7,300   Energy Transfer Partners, LP                        3.25%(e)  11/01/2066    $   6,792
      4,000   Enterprise Products Operating, LLC                  7.00       6/01/2067        4,185
        800   Martin Midstream Partners, LP                       7.25       2/15/2021          796
      1,000   Southern Union Co.                                  3.25(e)   11/01/2066          830
      2,500   TEPPCO Partners, LP                                 7.00       6/01/2067        2,552
                                                                                          ---------
                                                                                             23,560
                                                                                          ---------
              Total Energy                                                                   28,927
                                                                                          ---------
              FINANCIALS (11.1%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.2%)
      6,000   Prospect Capital Corp.                              5.00       7/15/2019        6,231
      8,000   State Street Capital Trust IV                       1.23(e)    6/01/2077        6,780
      1,200   Walter Investment Management Corp.                  7.88      12/15/2021        1,086
                                                                                          ---------
                                                                                             14,097
                                                                                          ---------
              DIVERSIFIED BANKS (0.5%)
      2,100   JPMorgan Chase Capital XIII                         1.18(e)    9/30/2034        1,799
      4,500   JPMorgan Chase Capital XXI                          1.18(e)    1/15/2087        3,758
                                                                                          ---------
                                                                                              5,557
                                                                                          ---------
              LIFE & HEALTH INSURANCE (1.7%)
      5,500   Lincoln National Corp.                              7.00       5/17/2066        5,637
      2,000   Lincoln National Corp.                              6.05       4/20/2067        2,030
      4,000   Prudential Financial, Inc.                          5.63       6/15/2043        4,150
      1,000   Prudential Financial, Inc.                          5.20       3/15/2044        1,000
      6,150   StanCorp Financial Group, Inc.                      6.90       6/01/2067        6,396
                                                                                          ---------
                                                                                             19,213
                                                                                          ---------
              MULTI-LINE INSURANCE (1.7%)
      7,000   Genworth Holdings, Inc.                             6.15      11/15/2066        4,708
      8,300   Glen Meadow Pass-Through Trust(a)                   6.51       2/12/2067        8,196
      6,670   Nationwide Mutual Insurance Co.(a)                  5.81(e)   12/15/2024        6,678
                                                                                          ---------
                                                                                             19,582
                                                                                          ---------
              MULTI-SECTOR HOLDINGS (0.3%)
      3,000   BNSF Funding Trust I                                6.61      12/15/2055        3,392
                                                                                          ---------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
      3,000   GE Capital Trust I                                  6.38      11/15/2067        3,248
                                                                                          ---------
              PROPERTY & CASUALTY INSURANCE (2.9%)
      5,000   Allstate Corp.                                      5.75       8/15/2053        5,284
      5,800   AmTrust Financial Services, Inc.                    6.13       8/15/2023        6,131
      4,875   HSB Group, Inc.(c)                                  1.14(e)    7/15/2027        3,547
      4,530   Ironshore Holdings, Inc.(a)                         8.50       5/15/2020        5,494

================================================================================

20  | USAA CORNERSTONE MODERATE FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                           COUPON                       VALUE
(000)         SECURITY                                            RATE       MATURITY         (000)
---------------------------------------------------------------------------------------------------
  $   9,600   Oil Insurance Ltd. (a)                              3.22%(e)           -(f) $   8,870
      2,500   Travelers Companies, Inc.                           6.25       3/15/2067        2,722
                                                                                          ---------
                                                                                             32,048
                                                                                          ---------
              REAL ESTATE DEVELOPMENT (0.1%)
        800   Forestar USA Real Estate Group, Inc. (a)            8.50       6/01/2022          817
                                                                                          ---------
              REGIONAL BANKS (2.0%)
      1,000   Allfirst Preferred Capital Trust                    1.73(e)    7/15/2029          890
      4,000   Cullen/Frost Capital Trust II                       1.78(e)    3/01/2034        3,512
        700   First Hawaiian Capital I                            8.34       7/01/2027          710
      2,850   First Maryland Capital Trust I                      1.23(e)    1/15/2027        2,565
      2,500   First Tennessee Bank, N.A.                          5.65       4/01/2016        2,623
      2,400   Fulton Capital Trust I                              6.29       2/01/2036        2,352
      2,000   Huntington Capital Trust II "B"                     0.86(e)    6/15/2028        1,720
        500   M&T Capital Trust I                                 8.23       2/01/2027          505
      2,000   Manufacturers & Traders Trust Co.                   5.63      12/01/2021        2,096
      6,000   Suntrust Capital I                                  0.90(e)    5/15/2027        5,010
                                                                                          ---------
                                                                                             21,983
                                                                                          ---------
              REINSURANCE (0.3%)
      1,500   Alterra USA Holdings Ltd.(a)                        7.20       4/14/2017        1,654
      1,500   Platinum Underwriters Finance, Inc.                 7.50       6/01/2017        1,695
                                                                                          ---------
                                                                                              3,349
                                                                                          ---------
              THRIFTS & MORTGAGE FINANCE (0.1%)
      1,000   Ocwen Financial Corp.(a)                            6.63       5/15/2019          953
                                                                                          ---------
              Total Financials                                                              124,239
                                                                                          ---------
              INDUSTRIALS (0.5%)
              ------------------
              AEROSPACE & DEFENSE (0.1%)
        500   Moog, Inc.(a)                                       5.25      12/01/2022          510
      1,150   Textron Financial Corp.(a)                          6.00       2/15/2067        1,061
                                                                                          ---------
                                                                                              1,571
                                                                                          ---------
              AIRLINES (0.1%)
        698   America West Airlines, Inc. Pass-Through Trust (INS)7.93       7/02/2020          771
                                                                                          ---------
              RAILROADS (0.0%)
        350   Florida East Coast Holdings Corp.(a)                6.75       5/01/2019          359
                                                                                          ---------
              TRADING COMPANIES & DISTRIBUTORS (0.3%)
      1,000   ILFC E-Capital Trust I(a)                           4.84(e)   12/21/2065          955
      2,000   ILFC E-Capital Trust II(a)                          6.25(e)   12/21/2065        1,947
                                                                                          ---------
                                                                                              2,902
                                                                                          ---------
              Total Industrials                                                               5,603
                                                                                          ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON                        VALUE
(000)(j)      SECURITY                                           RATE        MATURITY         (000)
---------------------------------------------------------------------------------------------------
              MATERIALS (0.0%)
              ----------------
              GOLD (0.0%)
CAD   1,050   Allied Nevada Gold Corp.(a)                         8.75%      6/01/2019    $     372
                                                                                          ---------
              TELECOMMUNICATION SERVICES (0.1%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
$       700   Sprint Corp.                                        7.13       6/15/2024          696
                                                                                          ---------
              UTILITIES (3.1%)
              ----------------
              ELECTRIC UTILITIES (1.0%)
      2,800   NextEra Energy Capital Holdings, Inc.               6.35      10/01/2066        2,772
      1,750   NextEra Energy Capital Holdings, Inc.               6.65       6/15/2067        1,773
      2,150   NextEra Energy Capital Holdings, Inc.               7.30       9/01/2067        2,342
      3,312   PPL Capital Funding, Inc.                           6.70       3/30/2067        3,355
      1,869   Texas Competitive Electric Holdings
                Co., LLC (d),(g)                                  4.65      10/10/2017        1,359
                                                                                          ---------
                                                                                             11,601
                                                                                          ---------
              MULTI-UTILITIES (2.1%)
              ----------------------
      2,500   Dominion Resources, Inc.                            7.50       6/30/2066        2,669
      2,900   Dominion Resources, Inc.                            2.53(e)    9/30/2066        2,744
      3,342   Integrys Energy Group, Inc.                         6.11      12/01/2066        3,396
      7,000   Puget Sound Energy, Inc.                            6.97       6/01/2067        7,361
      7,000   Wisconsin Energy Corp.                              6.25       5/15/2067        7,147
                                                                                          ---------
                                                                                             23,317
                                                                                          ---------
              Total Utilities                                                                34,918
                                                                                          ---------
              Total Corporate Obligations (cost: $180,695)                                  196,327
                                                                                          ---------
              EURODOLLAR AND YANKEE OBLIGATIONS (6.5%)

              ENERGY (0.5%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.5%)
      5,544   TransCanada Pipelines Ltd.                          6.35       5/15/2067        5,530
                                                                                          ---------
              FINANCIALS (3.2%)
              -----------------
              DIVERSIFIED BANKS (1.7%)
        350   Barclays Bank plc                                   0.56(e)            -(f)       229
        500   Barclays Bank plc                                   0.63(e)            -(f)       329
      8,030   Barclays Bank plc                                   0.69(e)            -(f)     5,340
        900   Barclays Bank plc(a)                                7.70               -(f)       990
        600   Compass Bank                                        6.40      10/01/2017          661
      9,500   HSBC Bank plc                                       0.69(e)            -(f)     6,401

================================================================================

22  | USAA CORNERSTONE MODERATE FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                           COUPON                       VALUE
(000)         SECURITY                                            RATE       MATURITY         (000)
---------------------------------------------------------------------------------------------------
  $   1,000   LBI hf, acquired 10/12/2007;
                cost $1,000(a),(b),(c),(g)                        7.43%              -(f) $       -
      6,800   Lloyds Bank plc                                     0.56(e)            -(f)     4,505
                                                                                          ---------
                                                                                             18,455
                                                                                          ---------
              LIFE & HEALTH INSURANCE (0.5%)
      5,550   Great-West Life & Annuity Insurance Capital, LP(a)  7.15       5/16/2046        5,779
                                                                                          ---------
              PROPERTY & CASUALTY INSURANCE (0.6%)
      6,130   QBE Capital Funding III Ltd.(a)                     7.25       5/24/2041        6,698
                                                                                          ---------
              REGIONAL BANKS (0.0%)
      2,000   Glitnir Banki hf, acquired 9/11/2006 - 10/18/2006;
                cost $2,034(a),(b),(c),(g)                        7.45               -(f)         -
                                                                                          ---------
              REINSURANCE (0.4%)
      4,000   Swiss Re Capital I, LP(a)                           6.85               -(f)     4,245
                                                                                          ---------
              Total Financials                                                               35,177
                                                                                          ---------
              INDUSTRIALS (0.1%)
              ------------------
              MARINE (0.1%)
        800   Navios Maritime Holdings, Inc.(a)                   7.38       1/15/2022          775
                                                                                          ---------
              TRADING COMPANIES & DISTRIBUTORS (0.0%)
        600   Ashtead Capital, Inc.(a)                            5.63      10/01/2024          635
                                                                                          ---------
              Total Industrials                                                               1,410
                                                                                          ---------
              MATERIALS (1.3%)
              ----------------
              COMMODITY CHEMICALS (0.3%)
      3,000   Braskem Finance Ltd.                                6.45       2/03/2024        3,142
                                                                                          ---------
              DIVERSIFIED METALS & MINING (0.1%)
        800   Vedanta Resources plc(a)                            6.00       1/31/2019          774
                                                                                          ---------
              GOLD (0.9%)
      5,000   Kinross Gold Corp.(a)                               5.95       3/15/2024        4,787
      4,285   Newcrest Finance Proprietary Ltd.(a)                4.45      11/15/2021        4,071
      2,200   St. Barbara Ltd.(a)                                 8.88       4/15/2018        1,804
                                                                                          ---------
                                                                                             10,662
                                                                                          ---------
              Total Materials                                                                14,578
                                                                                          ---------
              TELECOMMUNICATION SERVICES (0.1%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
      1,200   NII International Telecom SCA(a),(g)                7.88       8/15/2019          882
                                                                                          ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                           COUPON                       VALUE
(000)         SECURITY                                            RATE      MATURITY          (000)
---------------------------------------------------------------------------------------------------
              UTILITIES (1.3%)
              ----------------
              ELECTRIC UTILITIES (1.3%)
  $   3,000   EDP Finance B.V.(a)                                 4.13%      1/15/2020    $   3,048
      4,500   Electricite De France S.A.(a)                       5.25               -(f)     4,674
      5,700   Enel S.p.A.(a)                                      8.75       9/24/2073        6,672
                                                                                          ---------
                                                                                             14,394
                                                                                          ---------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
        300   AES Gener S.A.(a)                                   8.38      12/18/2073          335
                                                                                          ---------
              Total Utilities                                                                14,729
                                                                                          ---------
              Total Eurodollar and Yankee Obligations (cost: $69,714)                        72,306
                                                                                          ---------

              ASSET-BACKED SECURITIES (0.2%)

              FINANCIALS (0.2%)
              -----------------
              ASSET-BACKED FINANCING (0.2%)
      2,000   SLC Student Loan Trust                              0.68(e)    7/15/2036        1,794
        620   SLM Student Loan Trust                              0.78(e)   10/25/2038          567
                                                                                          ---------
                                                                                              2,361
                                                                                          ---------
              Total Financials                                                                2,361
                                                                                          ---------
              Total Asset-Backed Securities (cost: $2,006)                                    2,361
                                                                                          ---------

              COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)

              FINANCIALS (0.3%)
              -----------------
        494   Sequoia Mortgage Trust                              1.06(e)    9/20/2033          433
      3,167   Structured Asset Mortgage Investments, Inc.         0.65(e)    7/19/2035        2,798
        534   Wells Fargo Mortgage Backed Securities Trust        4.83(e)    4/25/2035          514
                                                                                          ---------
              Total Financials                                                                3,745
                                                                                          ---------
              Total Collateralized Mortgage Obligations (cost: $3,810)                        3,745
                                                                                          ---------

              COMMERCIAL MORTGAGE SECURITIES (8.7%)

              FINANCIALS (8.7%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (8.7%)
      1,000   Banc of America Commercial Mortgage, Inc.           5.47      11/10/2042        1,004
      3,238   Banc of America Commercial Mortgage, Inc.           6.05       7/10/2044        3,350
      3,000   Banc of America Commercial Mortgage, Inc.           5.95       5/10/2045        3,156
      1,000   Banc of America Commercial Mortgage, Inc.           5.42      10/10/2045        1,041
      3,254   Banc of America Commercial Mortgage, Inc.(a)        6.14       9/10/2047        3,334
      4,000   Banc of America Commercial Mortgage, Inc.           6.47       2/10/2051        4,307
      2,000   BCRR Trust(a)                                       5.86       7/17/2040        2,184
        400   Bear Stearns Commercial Mortgage Securities, Inc.   5.59      12/11/2040          394

================================================================================

24  | USAA CORNERSTONE MODERATE FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                           COUPON                       VALUE
(000)         SECURITY                                            RATE      MATURITY          (000)
---------------------------------------------------------------------------------------------------
  $   2,000   Bear Stearns Commercial Mortgage Securities, Inc.   5.21%      2/11/2041    $   2,004
      4,034   Bear Stearns Commercial Mortgage Securities,
                 Inc.(a)                                          5.66       9/11/2041        3,943
        900   Bear Stearns Commercial Mortgage Securities, Inc.   5.60      10/12/2041          911
      3,200   Bear Stearns Commercial Mortgage Securities, Inc.   4.99       9/11/2042        3,281
        500   CD Commercial Mortgage Trust                        5.69      10/15/2048          487
        900   Citigroup Commercial Mortgage Trust                 5.96       3/15/2049          942
        800   Citigroup Commercial Mortgage Trust                 6.34      12/10/2049          813
      3,000   Commercial Mortgage Loan Trust                      6.24      12/10/2049        3,102
      1,000   Commercial Mortgage Loan Trust(a)                   5.54      12/11/2049        1,051
      7,400   Credit Suisse Commercial Mortgage
                 Pass-Through Trust                               0.35       2/15/2040        6,420
      1,000   Credit Suisse First Boston Mortgage Securities
                 Corp.                                            0.40       4/15/2037          985
      4,000   GE Capital Commercial Mortgage Corp.                5.45       3/10/2044        4,074
      3,600   GE Capital Commercial Mortgage Corp.                5.49      11/10/2045        3,635
      1,900   GE Capital Commercial Mortgage Corp.                5.61      12/10/2049        2,005
      2,000   GMAC Commercial Mortgage Securities, Inc.           4.97      12/10/2041        2,032
        500   GMAC Commercial Mortgage Securities, Inc.           4.98      12/10/2041          510
      1,000   GMAC Commercial Mortgage Securities, Inc.           4.81       5/10/2043          985
      2,850   GS Mortgage Securities Corp. II                     5.71       4/10/2038        2,941
      1,000   GS Mortgage Securities Corp. II                     4.78       7/10/2039        1,009
      4,500   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                 5.04      10/15/2042        4,577
      3,210   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                 5.57       4/15/2043        3,342
      1,000   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                 5.56      12/15/2044        1,038
      1,000   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                 5.56      12/15/2044        1,031
      4,500   J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                 6.06       4/15/2045        4,527
        900   LB-UBS Commercial Mortgage Trust                    5.28       2/15/2041          915
      1,000   Merrill Lynch Mortgage Trust                        5.41       7/12/2038          985
        400   Merrill Lynch Mortgage Trust                        5.44       7/12/2038          382
      4,000   Merrill Lynch Mortgage Trust                        5.86       5/12/2039        4,032
     `2,500   Merrill Lynch Mortgage Trust                        5.01      10/12/2041        2,508
      1,000   ML-CFC Commercial Mortgage Trust                    5.42       8/12/2048        1,057
      1,500   ML-CFC Commercial Mortgage Trust                    6.08       8/12/2049        1,540
        460   ML-CFC Commercial Mortgage Trust                    5.86       9/12/2049          508
      4,150   Morgan Stanley Capital I Trust                      5.38      11/14/2042        4,183
        800   Morgan Stanley Capital I Trust                      5.67       3/12/2044          807
        878   Morgan Stanley Capital I, Inc.                      5.15       8/13/2042          892
        723   Morgan Stanley Capital I, Inc.                      5.17       8/13/2042          732

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                           COUPON                       VALUE
(000)         SECURITY                                            RATE       MATURITY         (000)
---------------------------------------------------------------------------------------------------
 $    3,150   Wachovia Bank Commercial Mortgage Trust             5.90%      5/15/2043    $   3,270
        500   Wachovia Bank Commercial Mortgage Trust(a)          4.99       5/15/2044          490
                                                                                          ---------
                                                                                             96,716
                                                                                          ---------
              Total Financials                                                               96,716
                                                                                          ---------
              Total Commercial Mortgage Securities (cost: $89,588)                           96,716
                                                                                          ---------
              U.S. TREASURY SECURITIES (9.1%)

              BONDS (4.6%)
     49,500   3.13%, 8/15/2044                                                               51,526
                                                                                          ---------
              NOTES (4.5%)
     31,750   1.75%, 5/15/2022                                                               31,279
      3,750   1.63%, 8/15/2022                                                                3,652
      1,350   1.63%, 11/15/2022                                                               1,310
        690   2.00%, 2/15/2023                                                                  688
      4,200   2.75%, 11/15/2023                                                               4,418
      8,500   2.38%, 8/15/2024                                                                8,637
                                                                                          ---------
                                                                                             49,984
                                                                                          ---------
              Total U.S. Treasury Securities (cost: $97,812)                                101,510
                                                                                          ---------
              Total Bonds (cost: $443,625)                                                  472,965
                                                                                          ---------

              MONEY MARKET INSTRUMENTS (2.9%)

              COMMERCIAL PAPER (0.4%)

              MATERIALS (0.4%)
              ----------------
              SPECIALTY CHEMICALS (0.4%)
      5,101   Cabot Corp.(a),(h)                                  0.32      12/01/2014        5,101
                                                                                          ---------

---------------------------------------------------------------------------------------------------
NUMBER OF
SHARES
---------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (2.5%)
 27,566,629   State Street Institutional Liquid Reserves Fund Premier Class, 0.08%(i)        27,567
                                                                                         ----------
              Total Money Market Instruments (cost: $32,668)                                 32,668
                                                                                         ----------
              TOTAL INVESTMENTS (COST: $1,017,109)                                       $1,111,837
                                                                                         ==========

================================================================================

26  | USAA CORNERSTONE MODERATE FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF CONTRACTS  SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              PURCHASED OPTIONS (0.0%)
      1,300   Put - iShares MSCI EAFE ETF expiring January 17, 2015 at 61                $       62
                                                                                         ----------
              TOTAL PURCHASED OPTIONS (COST: $116)                                       $       62
                                                                                         ==========

---------------------------------------------------------------------------------------------------
($ IN 000s)                                           VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                        (LEVEL 1)           (LEVEL 2)       (LEVEL 3)
                                    QUOTED PRICES   OTHER SIGNIFICANT     SIGNIFICANT
                                IN ACTIVE MARKETS          OBSERVABLE    UNOBSERVABLE
ASSETS                       FOR IDENTICAL ASSETS              INPUTS          INPUTS         TOTAL
---------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                          $214,518            $      -          $    -    $  214,518
  Preferred Stocks                              -              28,458             375        28,833
  Exchange-Traded Funds                    85,464                   -               -        85,464
  Fixed-Income Exchange-
     Traded Funds                           9,504                   -               -         9,504
International Equity Securities:
  Common Stocks                            19,463                   -               -        19,463
  Exchange-Traded Funds                   230,729                   -               -       230,729
Precious Metals and Commodity-
  Related Securities:
  Gold                                      9,541                 560               -        10,101
  Silver                                    1,896                   -               -         1,896
  Exchange-Traded Funds                     5,696                   -               -         5,696
Bonds:
  Corporate Obligations                         -             192,780           3,547       196,327
  Eurodollar and Yankee Obligations             -              72,306               -        72,306
  Asset-Backed Securities                       -               2,361               -         2,361
  Collateralized Mortgage Obligations           -               3,745               -         3,745
  Commercial Mortgage Securities                -              96,716               -        96,716
  U.S. Treasury Securities                101,510                   -               -       101,510
Money Market Instruments:
  Commercial Paper                              -               5,101               -         5,101
  Money Market Funds                       27,567                   -               -        27,567
Purchased Options                              62                   -               -            62
---------------------------------------------------------------------------------------------------
Total                                    $705,950            $402,027          $3,922    $1,111,899
---------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

--------------------------------------------------------------------------------------------
                                                                    PREFERRED      CORPORATE
                                                                       STOCKS    OBLIGATIONS
--------------------------------------------------------------------------------------------
Balance as of May 31, 2014                                           $  2,685         $3,802
Purchases                                                                   -              -
Sales                                                                  (2,385)             -
Transfers into Level 3                                                      -              -
Transfers out of Level 3                                                    -              -
Net realized gain (loss) on investments                                  (165)             -
Change in net unrealized appreciation/depreciation of investments         240           (255)
--------------------------------------------------------------------------------------------
Balance as of November 30, 2014                                      $    375         $3,547
--------------------------------------------------------------------------------------------

For the period of June 1, 2014, through November 30, 2014, common stocks with a fair value of $600,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the current reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. Such adjustments were not made at the end of the prior reporting period. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

28  | USAA CORNERSTONE MODERATE FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 30.0% of net assets at November 30, 2014.

   The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o  CATEGORIES AND DEFINITIONS

   ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans.
   The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  29

================================================================================

   loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

   COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

   EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

   REIT  Real estate investment trust

   CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

================================================================================

30  | USAA CORNERSTONE MODERATE FUND

================================================================================

   (INS) Principal and interest payments are insured by AMBAC Assurance
         Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

o  SPECIFIC NOTES

   (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

   (b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at November 30, 2014, was $375,000, which represented less than 0.1% of the Fund's net assets.

   (c) Security was fair valued at November 30, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $4,482,000, which represented 0.4% of the Fund's net assets.

   (d) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at November 30, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

   (e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at November 30, 2014.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

   (f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

   (g) At November 30, 2014, the issuer was in default with respect to interest and/or principal payments.

   (h) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
       Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

   (i) Rate represents the money market fund annualized seven-day yield at November 30, 2014.

   (j) In U.S. dollars unless otherwise noted.

   *   Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

32  | USAA CORNERSTONE MODERATE FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $1,017,109)        $1,111,837
  Purchased options, at market value (cost of $116)                              62
  Cash                                                                        2,527
  Cash denominated in foreign currencies (identified cost of $2)                  2
  Receivables:
    Capital shares sold                                                         686
    USAA Asset Management Company (Note 5C)                                     109
    Dividends and interest                                                    4,826
    Securities sold                                                           3,306
    Other                                                                        28
                                                                         ----------
      Total assets                                                        1,123,383
                                                                         ----------
LIABILITIES
  Payables:
    Securities purchased                                                      5,376
    Capital shares redeemed                                                     745
  Accrued management fees                                                       653
  Accrued administration and servicing fees                                       5
  Accrued transfer agent's fees                                                  37
  Other accrued expenses and payables                                           106
                                                                         ----------
      Total liabilities                                                       6,922
                                                                         ----------
        Net assets applicable to capital shares outstanding              $1,116,461
                                                                         ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                        $1,007,417
  Accumulated undistributed net investment income                             3,553
  Accumulated net realized gain on investments and options                   10,818
  Net unrealized appreciation of investments and options                     94,674
  Net unrealized depreciation of foreign currency translations                   (1)
                                                                         ----------
        Net assets applicable to capital shares outstanding              $1,116,461
                                                                         ==========
  Capital shares outstanding, unlimited number of shares authorized,
    no par value                                                             72,192
                                                                         ==========
  Net asset value, redemption price, and offering price per share        $    15.47
                                                                         ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  33

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $17)                       $  8,428
  Interest                                                                 11,979
                                                                         --------
      Total income                                                         20,407
                                                                         --------
EXPENSES
  Management fees                                                           3,977
  Administration and servicing fees                                           832
  Transfer agent's fees                                                     1,448
  Custody and accounting fees                                                 114
  Postage                                                                      68
  Shareholder reporting fees                                                   40
  Trustees' fees                                                               11
  Registration fees                                                            23
  Professional fees                                                            59
  Other                                                                         9
                                                                         --------
      Total expenses                                                        6,581
                                                                         --------
  Expenses reimbursed                                                      (1,036)
                                                                         --------
      Net expenses                                                          5,545
                                                                         --------
NET INVESTMENT INCOME                                                      14,862
                                                                         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FOREIGN CURRENCY, AND OPTIONS
  Net realized gain (loss) on:
    Unaffiliated transactions                                              25,851
    Affiliated transactions (Note 7)                                           66
    Foreign currency transactions                                             (36)
    Options                                                                (1,984)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                           (26,129)
    Foreign currency translations                                              (1)
    Options                                                                 1,913
                                                                         --------
      Net realized and unrealized loss                                       (320)
                                                                         --------
  Increase in net assets resulting from operations                       $ 14,542
                                                                         ========

See accompanying notes to financial statements.

================================================================================

34  | USAA CORNERSTONE MODERATE FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2014 (unaudited), and year ended May 31,
2014

-------------------------------------------------------------------------------------
                                                              11/30/2014    5/31/2014
-------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                       $   14,862   $   25,967
  Net realized gain on investments                                25,917       25,051
  Net realized loss on foreign currency transactions                 (36)          (1)
  Net realized loss on options                                    (1,984)      (6,453)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                  (26,129)      51,837
    Foreign currency translations                                     (1)           -
    Options                                                        1,913       (2,955)
                                                              -----------------------
      Increase in net assets resulting from operations            14,542       93,446
                                                              -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                          (14,418)     (26,410)
                                                              -----------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                       91,601      235,972
  Reinvested dividends                                            14,303       26,203
  Cost of shares redeemed                                        (83,350)    (180,256)
                                                              -----------------------
    Increase in net assets from capital share transactions        22,554       81,919
                                                              -----------------------
  Net increase in net assets                                      22,678      148,955

NET ASSETS
  Beginning of period                                          1,093,783      944,828
                                                              -----------------------
  End of period                                               $1,116,461   $1,093,783
                                                              =======================
Accumulated undistributed net investment income:
  End of period                                               $    3,553   $    3,109
                                                              =======================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                      5,937       15,959
  Shares issued for dividends reinvested                             926        1,794
  Shares redeemed                                                 (5,404)     (12,206)
                                                              -----------------------
    Increase in shares outstanding                                 1,459        5,547
                                                              =======================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Cornerstone Moderate Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek a high total return.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports,

================================================================================

36  | USAA CORNERSTONE MODERATE FUND

================================================================================

    pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, will monitor for events that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

        believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    5. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

    6. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    7. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    8. Repurchase agreements are valued at cost, which approximates market value.

    9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before

================================================================================

38  | USAA CORNERSTONE MODERATE FUND

================================================================================

        the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks and certain gold securities, which are valued based on methods discussed in Note 1A2, certain bonds, which are valued based on methods discussed in Note 1A7, and commercial paper, which is valued at amortized cost.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by discounted prior tender offer or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

    Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at November 30, 2014 did not include master netting provisions.

================================================================================

40  | USAA CORNERSTONE MODERATE FUND

================================================================================

    OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

    Premiums paid for purchased options are included in the Fund's statement of assets and liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

    Premiums received from writing options are included in the Fund's statement of assets and liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

    In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF NOVEMBER 30, 2014* (IN
    THOUSANDS)

                                 ASSET DERIVATIVES                     LIABILITY DERIVATIVES
    --------------------------------------------------------------------------------------------
                            STATEMENT OF                         STATEMENT OF
    DERIVATIVES NOT         ASSETS AND                           ASSETS AND
    ACCOUNTED FOR AS        LIABILITIES                          LIABILITIES
    HEDGING INSTRUMENTS     LOCATION            FAIR VALUE       LOCATION             FAIR VALUE
    --------------------------------------------------------------------------------------------
    Equity contracts        Purchased             $62                -                    -
                            options; Net
                            unrealized
                            appreciation
                            of investments
                            and options
    --------------------------------------------------------------------------------------------

    * For open derivative instruments as of November 30, 2014, see the portfolio of investments, which also is indicative of activity for the six-month period ended November 30, 2014.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 2014 (IN THOUSANDS)

                                                                                  CHANGE IN
                                                                                  UNREALIZED
    DERIVATIVES NOT                                                               APPRECIATION
    ACCOUNTED FOR AS      STATEMENT OF                          REALIZED LOSS     (DEPRECIATION)
    HEDGING INSTRUMENTS   OPERATIONS LOCATION                   ON DERIVATIVES    ON DERIVATIVES
    --------------------------------------------------------------------------------------------
    Equity contracts      Net realized gain (loss) on               $(1,984)           $1,913
                          options/Change in net unrealized
                          appreciation/depreciation of options
    --------------------------------------------------------------------------------------------

================================================================================

42  | USAA CORNERSTONE MODERATE FUND

================================================================================

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received.
    At the end of the Fund's fiscal year, these net realized foreign currency

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

H. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2014, there were no custodian and other bank credits.

I. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

================================================================================

44  | USAA CORNERSTONE MODERATE FUND

================================================================================

J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2014, the Fund paid CAPCO facility fees of $3,000, which represents 1.6% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2014.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2015, in accordance with applicable tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At May 31, 2014, the Fund had pre-enactment capital loss carryforwards of $12,957,000, and no post-enactment capital loss carryforwards, for federal income tax purposes. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire in 2018. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

For the six-month period ended November 30, 2014, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2014, were $294,423,000 and $254,395,000, respectively.

As of November 30, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2014, were $121,696,000 and $27,022,000, respectively, resulting in net unrealized appreciation of $94,674,000.

================================================================================

46  | USAA CORNERSTONE MODERATE FUND

================================================================================

For the six-month period ended November 30, 2014, transactions in written call and put options* were as follows:


                                                                      PREMIUMS
                                               NUMBER OF              RECEIVED
                                               CONTRACTS               (000's)
                                               --------------------------------
Outstanding May 31, 2014                           6,420                 $ 777
Options written                                        -                     -
Options terminated in closing
  purchase transactions                                -                     -
Options expired                                   (6,420)                 (777)
                                               --------------------------------
Outstanding at November 30, 2014                       -                 $   -
                                               ================================


* Refer to Note 1C for a discussion of derivative instruments and how they are accounted for in the Fund's financial statements.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. For the year ended May 31, 2014, there are no subadvisers.

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Balanced Funds Index over the performance period. The Lipper Balanced Funds Index tracks the total return performance of the 30 largest funds in the Lipper Balanced Funds category. The performance period for the Fund consists of the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE                  ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX                       (IN BASIS POINTS AS A %
    (IN BASIS POINTS)(1)                    OF THE FUND'S AVERAGE NET ASSETS)(1)
    ----------------------------------------------------------------------------
    +/- 100 to 400                          +/- 4
    +/- 401 to 700                          +/- 5
    +/- 701 and greater                     +/- 6

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point. Average net assets are calculated over a rolling 36-month period.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Balanced Funds Index over that period, even if the Fund had overall negative returns during the performance period.

    For the six-month period ended November 30, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $3,977,000, which included a (0.03)% performance adjustment of $(182,000).

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2014, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $832,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager.

================================================================================

48  | USAA CORNERSTONE MODERATE FUND

================================================================================

    For the six-month period ended November 30, 2014, the Fund reimbursed the Manager $18,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION - The Manager agreed, through October 1, 2015, to limit the total annual operating expenses of the Fund to 1.00% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2015, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2014, the Fund incurred reimbursable expenses of $1,036,000, of which $109,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended November 30, 2014, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,448,000.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended November 30, 2014, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                                 NET REALIZED
                                                   COST TO         GAIN TO
     SELLER                PURCHASER              PURCHASER         SELLER
--------------------------------------------------------------------------------
USAA Cornerstone      USAA Cornerstone           $1,153,000        $66,000
Moderate Fund         Moderately Conservative
                      Fund

================================================================================

50  | USAA CORNERSTONE MODERATE FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                            PERIOD ENDED                              YEAR ENDED
                            NOVEMBER 30,                                MAY 31,
                            -------------------------------------------------------------------------------
                                  2014            2014         2013          2012          2011        2010
                            -------------------------------------------------------------------------------
Net asset value at
  beginning of period       $    15.46      $    14.49     $  13.07      $  14.29      $  12.26    $  10.08
                            -------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income            .21             .38          .40           .40           .38         .47
  Net realized and
  unrealized gain(loss)           (.00)(c)         .98         1.42         (1.22)         2.05        2.18
                            -------------------------------------------------------------------------------
Total from investment
  operations                       .21            1.36         1.82          (.82)         2.43        2.65
                            -------------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.20)           (.39)        (.40)         (.40)         (.40)       (.47)
                            -------------------------------------------------------------------------------
Net asset value at end
  of period                 $    15.47      $    15.46     $  14.49      $  13.07      $  14.29    $  12.26
                            ===============================================================================
Total return (%)*                 1.38            9.60        14.17         (5.70)        20.21       26.63
Net assets at end
  of period (000)           $1,116,461      $1,093,783     $944,828      $766,037      $785,016    $592,088
Ratios to average
  net assets:**
  Expenses (%)(a)                 1.00(d)         1.00         1.00          1.00          1.00        1.00
  Expenses, excluding
    reimbursements (%)(a)         1.19(d)         1.22         1.30          1.38          1.36        1.38
  Net investment income (%)       2.68(d)         2.60         2.87          3.03          2.92        3.95
Portfolio turnover (%)              24              46           66(b)        119(b)        145         110

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
**  For the six-month period ended November 30, 2014, average net assets were $1,106,513,000.
(a) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Adviser Shares expenses paid indirectly decreased the expense ratios as follows:
                                     -            (.00%)(+)    (.00%)(+)     (.00%)(+)     (.00%)(+)   (.00%)(+)
    (+)Represents less than 0.01% of average net assets.
(b) Reflects decreased trading activity due to asset allocation changes.
(c) Represents less than $0.01 per share.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

EXPENSE EXAMPLE

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2014, through November 30, 2014.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do

================================================================================

52  | USAA CORNERSTONE MODERATE FUND

================================================================================

so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                         BEGINNING            ENDING            DURING PERIOD*
                                       ACCOUNT VALUE       ACCOUNT VALUE         JUNE 1, 2014 -
                                        JUNE 1, 2014    NOVEMBER 30, 2014    NOVEMBER 30, 2014
                                      ----------------------------------------------------------
Actual                                   $1,000.00           $1,013.80               $5.05

Hypothetical
  (5% return before expenses)             1,000.00            1,020.05                5.06

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of 1.38% for the six-month period of June 1, 2014, through November 30, 2014.

================================================================================

                                                           EXPENSE EXAMPLE |  53

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      USAA.COM select your mutual fund
AT USAA.COM                            account and either click the link or
                                       select 'I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

200992-0115

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
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   27804-0115                                (C)2015, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     01/26/2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    01/27/2015
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    01/27/2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.